Gold Bullion, Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Gold Bullion, Prepaid Expenses and Other Current Assets
Gold bullion	$ 69.9	$ 51.3
Prepaid expenses	27.4	30.0
Stream ounces inventory	0.5	0.5
Debt issue costs	0.4	0.6
Gold bullion, prepaid expenses and other current assets	$ 98.2	$ 82.4